Fair value of financial instruments - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Oct. 31, 2025
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 170,830		$ 177,206
Derivative liabilities	170,731		183,953
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	170,830		177,206
Derivative liabilities	170,731		$ 183,953
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	3	$ 15
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	332	419
Derivative liabilities	$ 1,309	$ 1,467